Cover	Apr. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 03, 2025
Entity File Number	001-40687
Entity Registrant Name	International Media Acquisition Corp.
Entity Central Index Key	0001846235
Entity Tax Identification Number	86-1627460
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1604 US Highway 130
Entity Address, City or Town	North Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08902
City Area Code	212
Local Phone Number	960-3677
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false